Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 66,340	$ 57,187
Restricted cash	13,504	9,707
Accounts receivable, net of allowance of $9,177 (December 31, 2017 - $10,751)	239,925	185,762
Income tax recoverable	9,337	4,400
Inventories (note 5)	48,227	37,956
Prepaid expenses and other current assets	37,739	31,367
	415,072	326,379
Other receivables	4,212	3,515
Other assets	6,135	6,404
Fixed assets (note 6)	98,102	85,424
Deferred income tax (note 13)		780
Intangible assets (note 7)	148,798	133,844
Goodwill (note 8)	335,155	291,920
	592,402	521,887
	1,007,474	848,266
Current liabilities
Accounts payable	41,709	41,098
Accrued liabilities (note 5)	132,572	118,190
Unearned revenues	36,746	39,017
Long-term debt - current (note 9)	3,915	2,751
Contingent acquisition consideration - current (note 16)	12,005	12,640
	226,947	213,696
Long-term debt - non-current (note 9)	330,608	266,874
Contingent acquisition consideration (note 16)	1,281	5,778
Unearned revenues	13,453	15,552
Other liabilities	40,797	35,426
Deferred income tax (note 13)	6,577	946
	392,716	324,576
Redeemable non-controlling interests (note 10)	151,585	117,708
Shareholders' equity	236,226	192,286
	1,007,474	848,266
Commitments and contingencies (notes 11 and 17)